BIOLOGICAL ASSETS (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Estimated selling price per lb	$ 938	$ 797	$ 945
Estimated selling price per lb	$ 335,193	$ 298,399	$ 340,390
Estimated stage of growth	55.00%	52.00%	51.00%
Estimated stage of growth	$ 285,243	$ 252,151	$ 280,663
Estimated flower yield per harvest (lb)	$ 2,972	$ 3,332	$ 3,283
Estimated flower yield per harvest (lb)	$ 285,243	$ 252,151	$ 280,663